united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 07/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LJM Preservation & Growth Fund
Portfolio of Investments (Unaudited)
July 31, 2017

		Option		Futures
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Fair Value
	CALL OPTIONS PURCHASED* - 0.4%
186	S&P 500 Index Future	8/18/2017	2,485	September 2017	$ 316,200
612	S&P 500 Index Future	9/15/2017	2,505	September 2017	1,422,900
428	S&P 500 Index Future	10/20/2017	2,545	December 2017	856,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,195,536)				2,595,100

	PUT OPTIONS PURCHASED* - 0.6%
206	S&P 500 Index Future	8/18/2017	2,435	September 2017	412,000
192	S&P 500 Index Future	8/18/2017	2,455	September 2017	561,600
298	S&P 500 Index Future	9/15/2017	2,305	September 2017	454,450
315	S&P 500 Index Future	9/15/2017	2,405	September 2017	1,094,625
314	S&P 500 Index Future	9/15/2017	2,425	September 2017	1,342,350
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,511,588)				3,865,025

Shares
	SHORT-TERM INVESTMENTS - 78.6%
504,944,066	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.88% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $504,944,066)				504,944,066

	TOTAL INVESTMENTS - 79.6% (Cost - $511,651,190) (a)				$ 511,404,191
	OTHER ASSETS LESS LIABILITIES - 20.4%				131,292,728
	NET ASSETS - 100.0%				$ 642,696,919

		Option		Futures
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Fair Value
	PUT OPTIONS WRITTEN* - (1.3) %
206	S&P 500 Index Future	8/18/2017	2,040	September 2017	15,450
201	S&P 500 Index Future	8/18/2017	2,060	September 2017	17,588
640	S&P 500 Index Future	8/18/2017	2,080	September 2017	64,000
1,067	S&P 500 Index Future	8/18/2017	2,100	September 2017	106,700
980	S&P 500 Index Future	8/18/2017	2,120	September 2017	110,250
1,135	S&P 500 Index Future	8/18/2017	2,160	September 2017	156,063
1,173	S&P 500 Index Future	8/18/2017	2,180	September 2017	190,613
882	S&P 500 Index Future	8/18/2017	2,200	September 2017	176,400
596	S&P 500 Index Future	8/18/2017	2,220	September 2017	141,550
230	S&P 500 Index Future	8/18/2017	2,240	September 2017	60,375
429	S&P 500 Index Future	8/18/2017	2,280	September 2017	150,150
380	S&P 500 Index Future	8/18/2017	2,300	September 2017	156,750
823	S&P 500 Index Future	8/18/2017	2,340	September 2017	473,225
192	S&P 500 Index Future	8/18/2017	2,380	September 2017	177,600

LJM Preservation & Growth Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2017

		Option		Futures
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Fair Value
	PUT OPTIONS WRITTEN* - (1.3) % (Continued)
206	S&P 500 Index Future	8/31/2017	2,080	September 2017	$ 41,200
612	S&P 500 Index Future	8/31/2017	2,100	September 2017	137,700
441	S&P 500 Index Future	8/31/2017	2,120	September 2017	110,250
437	S&P 500 Index Future	8/31/2017	2,140	September 2017	125,638
218	S&P 500 Index Future	8/31/2017	2,220	September 2017	100,825
271	S&P 500 Index Future	8/31/2017	2,240	September 2017	142,275
431	S&P 500 Index Future	8/31/2017	2,260	September 2017	263,988
439	S&P 500 Index Future	8/31/2017	2,300	September 2017	362,175
439	S&P 500 Index Future	8/31/2017	2,340	September 2017	510,338
221	S&P 500 Index Future	9/15/2017	2,060	September 2017	88,400
1,471	S&P 500 Index Future	9/15/2017	2,160	September 2017	937,763
513	S&P 500 Index Future	9/15/2017	2,200	September 2017	397,575
1,029	S&P 500 Index Future	9/15/2017	2,220	September 2017	900,375
889	S&P 500 Index Future	9/15/2017	2,240	September 2017	877,888
495	S&P 500 Index Future	9/15/2017	2,260	September 2017	550,688
200	S&P 500 Index Future	9/15/2017	2,280	September 2017	255,000
265	S&P 500 Index Future	9/29/2017	2,140	December 2017	235,188
360	S&P 500 Index Future	9/29/2017	2,220	December 2017	495,000
	TOTAL PUT OPTIONS WRITTEN (Premiums - $20,893,341) (a)				$ 8,528,975

	CALL OPTIONS WRITTEN* - (0.7) %
253	S&P 500 Index Future	8/18/2017	2,500	September 2017	170,775
807	S&P 500 Index Future	8/18/2017	2,510	September 2017	272,363
469	S&P 500 Index Future	8/18/2017	2,520	September 2017	82,075
175	S&P 500 Index Future	8/18/2017	2,530	September 2017	17,500
574	S&P 500 Index Future	8/18/2017	2,540	September 2017	43,050
206	S&P 500 Index Future	8/18/2017	2,550	September 2017	12,875
647	S&P 500 Index Future	8/31/2017	2,520	September 2017	339,675
439	S&P 500 Index Future	8/31/2017	2,530	September 2017	142,675
883	S&P 500 Index Future	9/15/2017	2,530	September 2017	750,550
1,038	S&P 500 Index Future	9/15/2017	2,540	September 2017	583,875
437	S&P 500 Index Future	9/15/2017	2,550	September 2017	169,338
903	S&P 500 Index Future	9/29/2017	2,550	December 2017	767,550
678	S&P 500 Index Future	9/29/2017	2,560	December 2017	415,275
360	S&P 500 Index Future	9/29/2017	2,570	December 2017	162,000
428	S&P 500 Index Future	10/20/2017	2,570	December 2017	411,950
428	S&P 500 Index Future	10/20/2017	2,590	December 2017	240,750
	TOTAL CALL OPTIONS WRITTEN (Premiums - $7,408,982) (a)				$ 4,582,275

+ Each contract is equivalent to one futures contract.
^ Maturity Date listed is that of the underlying future.
* Non-income producing security.
** Rate shown represents the rate at July 31, 2017, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $498,292,941 and equals market value. Federal tax net unrealized appreciation (depreciation) as follows:
			Unrealized appreciation:		$ -
			Unrealized depreciation:		-
			Net unrealized appreciation:		$ -

LJM Preservation & Growth Fund
Notes to Portfolio of Investments (Unaudited)
July 31, 2017

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Futures options shall be valued at the final settled price for the futures options or, if no settled price is available, at the last sale price as of the close of business prior to the Valuation Time. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LJM Preservation & Growth Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Put Options Purchased	$ 2,595,100	$ -	$ -	$ 2,595,100
Call Options Purchased	3,865,025	-	-	3,865,025
Short-Term Investments	504,944,066	-	-	504,944,066
Total Assets	$ 511,404,191	$ -	$ -	$ 511,404,191

Liabilities
Put Options Written	$ 8,528,975	$ -	$ -	$ 8,528,975
Call Options Written	4,582,275	-	-	4,582,275
Total Liabilities	$ 13,111,250	$ -	$ -	$ 13,111,250

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

LJM Preservation & Growth Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2017

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or futures indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Fund as of July 31, 2017, categorized by risk exposure:

Risk Exposure Category	Unrealized
Equity	$14,944,074

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 9/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 9/28/17

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date: 9/28/17